Property and Equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property and Equipment
11.	Property and Equipmen t
Changes in property and equipment for the years ended December 31, 2019 and 2020, are as follows:

	2019
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,281,319	￦	3,873,074	￦	36,327,007	￦	1,981,646	￦	826,583	￦	44,289,629
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,865,389)		(27,851,991)		(1,503,265)		(595)		(31,221,372)

Beginning, net		1,281,187		2,007,685		8,475,016		478,381		825,988		13,068,257

Changes in accounting policy 1		—		(149)		(12,947)		(196,932)		—		(210,028)
Acquisition and capital expenditure		338		4,523		205,359		64,072		3,419,136		3,693,428
Disposal and termination		(1,352)		(4,213)		(76,457)		(4,109)		(1,362)		(87,493)
Depreciation		—		(134,350)		(2,278,286)		(89,940)		—		(2,502,576)
Impairment		—		(32)		(41,450)		(1,751)		(27)		(43,260)
Transfer in (out)		126,066		270,980		2,742,671		16,218		(3,217,044)		(61,109)
Transfer to investment properties		(33,254)		(8,081)		—		—		—		(41,335)
Transfer to assets held-for-sale		(89,330)		(1,121)		—		—		—		(90,451)
Others		(21,474)		26,822		79,345		1,596		(26,423)		59,866

Ending, net	￦	1,262,181	￦	2,162,064	￦	9,093,251	￦	267,535	￦	1,000,268	￦	13,785,299

Acquisition cost	￦	1,262,313	￦	4,125,229	￦	37,654,635	￦	1,612,108	￦	1,001,171	￦	45,655,456
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,963,165)		(28,561,384)		(1,344,573)		(903)		(31,870,157)

1	With the application of IFRS 16, property and equipment were reclassified to right-of-use assets.

	2020
(In millions of Korean won)	Land		Buildings and structures		Machinery and equipment		Others		Construction- in-progress		Total
Acquisition cost	￦	1,262,313	￦	4,125,229	￦	37,654,635	￦	1,612,108	￦	1,001,171	￦	45,655,456
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(1,963,165)		(28,561,384)		(1,344,573)		(903)		(31,870,157)

Beginning, net		1,262,181		2,162,064		9,093,251		267,535		1,000,268		13,785,299
Acquisition and capital expenditure		25,156		7,249		112,085		47,669		2,959,690		3,151,849
Disposal and termination		(1,756)		(3,367)		(69,401)		(3,385)		(1,027)		(78,936)
Depreciation		—		(135,646)		(2,343,965)		(91,164)		—		(2,570,775)
Impairment		—		(36)		(35,271)		(44,468)		—		(79,775)
Transfer in (out)		53,238		283,937		2,489,138		28,024		(2,899,197)		(44,860)
Transfer to investment properties		6,792		(8,848)		—		—		—		(2,056)
Changes in scope of consolidation		56		494		225		43		—		818
Others		(11,040)		2,175		68,921		1,398		(16,899)		44,555

Ending, net	￦	1,334,627	￦	2,308,022	￦	9,314,983	￦	205,652	￦	1,042,835	￦	14,206,119

Acquisition cost	￦	1,334,759	￦	4,402,691	￦	39,182,265	￦	1,619,822	￦	1,046,795 ￦		47,586,332
Less: Accumulated depreciation (including accumulated impairment loss and others)		(132)		(2,094,669)		(29,867,282)		(1,414,170)		(3,960)		(33,380,213)

Details of property and equipment provided as collateral as at December 31, 2019 and 2020, are as follows:

(In millions of Korean won)	December 31, 2019
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	17,097	￦	18,705	Borrowings	￦	4,347	Industrial Bank of Korea, Korea Development Bank , K Bank, Inc.
Others	￦	45,851	￦	41,681	Borrowings	￦	3,473	Shinhan Bank

(In millions of Korean won)	December 31, 2020
	Carrying amount		Secured amount		Related line item	Related amount		Secured party
Land and Buildings	￦	11,644	￦	15,502	Borrowings	￦	3,072	Industrial Bank of Korea, Korea Development Bank
	￦	4,142	￦	249	Deposits	￦	249	K Bank, Inc.
The borrowing costs capitalized for qualifying assets amount to
￦
8,452 million (2019:
￦
6,360) in 2020. The interest rate applied to calculate the capitalized borrowing costs in 2020 is 2.36% (2019: 2.63%).